UPAR Ultra Risk Parity ETF

SCHEDULE OF INVESTMENTS at September 30, 2022 (Unaudited)

		Shares	Value
Common Stocks - 23.0%
Biotechnology - 0.5%
Corteva, Inc.		3,532	$201,854

Building Materials - 0.1%
Geberit AG		92	39,959

Chemicals - 2.1%
CF Industries Holdings, Inc.		1,019	98,079
Ecolab, Inc.		567	81,886
FMC Corp.		628	66,380
K+S AG		1,039	19,747
The Mosaic Co.		1,780	86,027
Nutrien Ltd.		2,899	243,051
OCI N.V.		1,178	43,345
PhosAgro PJSC - GDR (1)		1,126	–
Sociedad Quimica y Minera de Chile S.A. - ADR		1,166	105,815
Yara International ASA		1,190	41,857
			786,187
Distribution & Wholesale - 0.1%
Ferguson PLC		549	57,632

Electrical Components & Equipment - 0.0% (3)
Xinjiang Goldwind Science & Technology Co. Ltd. - Class H		16,714	19,397

Electronics - 0.1%
Halma PLC		939	21,436

Energy - Alternate Sources - 1.0%
Enphase Energy, Inc. (2)		440	122,087
First Solar, Inc. (2)		311	41,136
Ming Yang Smart Energy Group Ltd. - GDR (2)		17	302
Plug Power, Inc. (2)		1,745	36,662
Siemens Gamesa Renewable Energy S.A.		2,227	39,107
SolarEdge Technologies, Inc. (2)		191	44,209
Vestas Wind Systems A/S		3,285	61,295
Xinyi Solar Holdings Ltd.		28,660	30,340
			375,138
Food - 0.2%
Leroy Seafood Group ASA		3,783	14,851
Mowi ASA		2,508	31,876
Salmar ASA		547	18,432
			65,159
Housewares - 0.0% (3)
The Scotts Miracle-Gro Co.		265	11,329

Iron & Steel - 1.4%
Fortescue Metals Group Ltd.		14,763	159,654
Mineral Resources Ltd.		786	33,227
Vale S.A. - ADR		24,340	324,209
			517,090
Machinery - Diversified - 2.1%
AGCO Corp.		312	30,005
CNH Industrial NV - Class A		6,946	77,587
Deere & Co.		1,371	457,763
IDEX Corp.		176	35,173
Kubota Corp.		6,052	83,790
The Toro Co.		506	43,759
Xylem, Inc.		513	44,816
			772,893
Metal Fabricate & Hardware - 0.1%
Advanced Drainage Systems, Inc.		209	25,993

Mining - 7.1%
Allkem Ltd. (2)		2,555	22,752
Anglo American PLC		5,902	180,225
Antofagasta PLC		4,401	54,803
BHP Group Ltd. - ADR		12,375	619,245
Boliden AB		1,167	36,443
Cameco Corp.		1,625	43,355
China Molybdenum Co. Ltd. - Class H		163,031	63,759
First Quantum Minerals Ltd.		3,771	64,357
Freeport-McMoRan, Inc.		7,161	195,710
Glencore PLC		63,525	339,069
IGO Ltd.		3,167	27,896
Ivanhoe Mines Ltd. (2)		5,625	36,393
Jiangxi Copper Co. Ltd. - H Shares		23,193	26,827
Lundin Mining Corp.		3,299	16,759
Lynas Rare Earths Ltd. (2)		3,694	17,955
MMC Norilsk Nickel PJSC - ADR (1)		3,990	–
MP Materials Corp. (2)		771	21,048
NAC Kazatomprom JSC - GDR		1,253	31,551
OZ Minerals Ltd.		1,447	23,984
Pilbara Minerals Ltd. (2)		13,887	40,715
Rio Tinto PLC - ADR		7,682	422,971
South32 Ltd.		20,407	47,628
Southern Copper Corp.		3,783	169,630
Sumitomo Metal Mining Co. Ltd.		1,272	36,558
Teck Resources Ltd. - Class B		2,702	82,611
Turquoise Hill Resources, Ltd. (2)		885	26,343
			2,648,587
Oil & Gas - 7.9%
Aker BP ASA		1,001	28,715
BP PLC - ADR		4,802	137,097
Canadian Natural Resources Ltd.		1,662	77,775
Cenovus Energy, Inc.		2,897	44,740
Chevron Corp.		2,973	427,131
ConocoPhillips		1,935	198,028
Continental Resources Inc/OK		511	34,140
Coterra Energy, Inc.		1,051	27,452
Devon Energy Corp.		919	55,259
Diamondback Energy, Inc.		301	36,258
Ecopetrol S.A. - ADR		3,747	33,461
Eni S.p.A - ADR		2,684	56,740
EOG Resources, Inc.		923	103,127
EQT Corp.		563	22,942
Equinor ASA - ADR		4,961	164,259
Exxon Mobil Corp.		6,274	547,783
Gazprom PJSC - ADR (1)		11,925	–
Hess Corp.		418	45,558
Imperial Oil Ltd.		918	39,959
Inpex Corp.		2,056	19,304
LUKOIL PJSC - ADR (1)		818	–
Marathon Oil Corp.		914	20,638
Novatek PJSC - GDR (1)		329	–
Occidental Petroleum Corp.		1,403	86,214
OMV AG		441	16,145
Pioneer Natural Resources Co.		375	81,199
Repsol S.A. (2)		2,263	26,171
Rosneft Oil Co PJSC - GDR (1)		10,479	–
Santos Ltd. - ADR		5,196	24,109
Shell PLC - ADR		5,666	281,940
Suncor Energy, Inc.		2,041	57,782
Total S.A. - ADR		4,251	197,756
Tourmaline Oil Corp.		630	32,916
Woodside Energy Group Ltd.		2,834	57,688
			2,982,286
Water - 0.3%
American Water Works Co., Inc.		439	57,140
Essential Utilities, Inc.		642	26,566
Veolia Environnement S.A.		1,787	34,505
			118,211
Total Common Stocks
(Cost $10,248,122)			8,643,151

Exchange Traded Funds - 26.3%
Vanguard FTSE Developed Markets ETF		22,520	818,827
Vanguard FTSE Emerging Markets ETF		49,677	1,812,714
Vanguard Extended Market ETF		8,982	1,141,702
SPDR Gold MiniShares Trust (2)		184,859	6,096,650
Total Exchange Traded Funds
(Cost $11,141,107)			9,869,893

		Principal Amount
United States Treasury Obligations - 49.3%
US Government Bonds - 49.3%
2.125%, 2/15/2040		$371,476	385,938
2.125%, 2/15/2041		2,064,541	2,126,566
0.750%, 2/15/2042		2,441,417	1,959,747
0.625%, 2/15/2043		2,606,959	2,000,789
1.375%, 2/15/2044		2,576,824	2,288,510
0.750%, 2/15/2045		2,664,804	2,050,158
1.000%, 2/15/2046		2,239,466	1,811,440
0.875%, 2/15/2047		2,095,104	1,638,858
1.000%, 2/15/2048		2,090,540	1,689,950
1.000%, 2/15/2049		1,333,994	1,083,364
0.250%, 2/15/2050		1,175,448	768,376
0.125%, 2/15/2051		540,541	338,196
0.125%, 2/15/2052		639,650	403,150
Total United States Treasury Obligations
(Cost $24,309,449)			18,545,042

		Shares
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund, Class X, 2.775% (4)		399,572	399,572
Total Short-Term Investments
(Cost $399,572)			399,572

Total Investments in Securities - 99.7%
(Cost $46,098,250)			37,457,658
Other Assets in Excess of Liabilities - 0.3%			113,761
Total Net Assets - 100.0%			$37,571,419

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(1)	Fair valuation determined by Valuation Designee (as defined in Rule 2a-5).
(2)	Non-income producing security.
(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The rate shown is the annualized seven-day effective yield as of September 30, 2022.

SCHEDULE OF FUTURES CONTRACTS at September 30, 2022 (Unaudited)

The UPAR Ultra Risk Parity ETF (the “Fund”) had the following futures contracts outstanding with PhillipCapital.

			Unrealized
	Number of	Notional	Appreciation	Notional
Long Futures Contracts Outstanding	Contracts	Amount	(Depreciation)	Value
CME Group E-Mini S&P 500 Index Future (12/16/2022)	332	$6,547,774	$(569,284)	$5,978,490
MSCI Emerging Markets Index Future (12/16/2022)	55	2,640,742	(244,117)	2,396,625
MSCI EAFE Index Future (12/16/2022)	25	2,258,249	(182,499)	2,075,750
10-Year U.S. Treasury Note Future (12/20/2022)	94	11,056,735	(522,860)	10,533,875
Ultra Long-Term U.S. Treasury Bond Future (12/20/2022)	73	11,004,490	(1,003,490)	10,001,000
		$33,507,990	$(2,522,250)	$30,985,740

Summary of Fair Value Exposure at September, 2022 (Unaudited)

The UPAR Ultra Risk Parity ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

Investments in Securities	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$8,643,151	$–	$0	(2)	$8,643,151
Exchange Traded Funds	9,869,893	-	-		9,869,893
United States Treasury Obligations (3)	-	18,545,042	-		18,545,042
Short-Term Investments	399,572	-	-		399,572
Total Investments in Securities	$18,912,616	$18,545,042	$0		$37,457,658

Other Financial Instruments (4)
Interest Rate Contracts - Futures	$(2,522,250)	$-	$-		$(2,522,250)

	Investments in Securities at Fair Value(3)
Balance as of January 3, 2022 (5)	$0
Accrued discounts/premiums	-
Realized gain (loss)	(9,204)
Change in unrealized appreciation/depreciation	(412,084)
Acquisitions	425,379
Dispositions	(4,091)
Transfer into and/or out of Level 3	-
Balance as of September 30, 2022	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at September 30, 2022:	$(412,084)

(1) See Schedule of Investments for the industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) See Schedule of Investments for the security type breakout.
(4) Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are presented at the unrealized appreciation/depreciation on the investment.